Share Based Compensation (RSU Rollforward) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Restricted share expense	$ 2,759,000	$ 2,004,000
Restricted shares [Member]
Share-based Compensation Arrangement, Restricted Shares [Line Items]
Unvested units, beginning of year	322,000	172,000
Granted during the year	168,000	218,000
Vested during the year	(78,000)	(60,000)
Forfeited during the year	(13,000)	(8,000)
Unvested units, end of year	399,000	322,000
Weighted average remaining life	1 year 8 months 8 days	1 year 11 months 19 days
Restricted share expense	$ 2,759,000	$ 2,004,000